Document and Entity Information	12 Months Ended
Dec. 31, 2023
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	Cboe Global Markets, Inc.
Entity Central Index Key	0001374310
Amendment Flag	false